Stock-Based Compensation Plans (Narrative) (Details)				12 Months Ended
	Oct. 12, 2016 USD ($) employees $ / shares shares	Oct. 14, 2015 shares	Oct. 15, 2014 shares	Aug. 26, 2017 USD ($)	Aug. 27, 2016 USD ($) plans shares	Aug. 29, 2015 USD ($) shares	Aug. 30, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 3,293,000	$ 3,097,000	$ 3,386,000
Weighted average remaining contractual life for outstanding options					9 years 4 months 24 days
Aggregate intrinsic value of options outstanding					$ 72,000
Unrecognized compensation expense related to stock options					$ 42,000
Options granted, shares | shares					10,000	0	0
Aggregate intrinsic value of awards outstanding					$ 6,800,000
Unrecognized compensation expense related to restricted stock awards					2,800,000
Total fair value of awards vested					2,200,000	$ 4,200,000	$ 3,600,000
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 11,000	$ 0	$ 0
Unrecognized compensation expense, period of recognition					2 years 4 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period of recognition					1 year 10 months 24 days
Annual Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual incentive plan, portion paid in cash					0.667	0.667	0.667
Annual incentive plan, portion paid in restricted stock					0.333	0.333	0.333
Stock-based compensation expense					$ 1,467,000	$ 454,000	$ 2,600,000
Annual Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares		7,914	40,495
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 318,000	$ 360,000	$ 540,000
Long-Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award					3 years
Number of plans established | plans					3
Term of sale restriction period after grant					1 year
Shares granted | shares		18,156	25,529
2014 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares					3,600,000
2014 Incentive Compensation Plan [Member] | Awards Excluding Stock Options and Stock Appreciation Rights [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares					3,600,000
2014 Incentive Compensation Plan [Member] | Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award					10 years
2014 Incentive Compensation Plan [Member] | Non-time-based Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
2014 Incentive Compensation Plan [Member] | Non-time-based Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year
2014 Incentive Compensation Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period					3 years
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock to directors (in shares) | shares					5,058
Aggregate intrinsic value of awards outstanding (in shares) | shares					86,506
Aggregate intrinsic value of awards outstanding					$ 2,100,000
Directors [Member] | 2004 Incentive Compensation Plans [Member] | Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					6 months
Key Management [Member] | 2014 Incentive Compensation Plan [Member] | Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
Vesting initiation period from grant date					1 year
Subsequent Event [Member] | Annual Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares	17,532
Subsequent Event [Member] | Long-Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares	11,419
Subsequent Event [Member] | 2014 Incentive Compensation Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock on grant date | $ / shares	$ 27.89
Subsequent Event [Member] | Officers [Member] | 2014 Incentive Compensation Plan [Member] | Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, shares | shares	46,800
Subsequent Event [Member] | Key Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Key Management employees | employees	60
Subsequent Event [Member] | Key Management [Member] | 2014 Incentive Compensation Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares	76,800
Shares granted, value	$ 2,100,000
Subsequent Event [Member] | Non-Management Board Members [Member] | 2014 Incentive Compensation Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares	20,800
Shares granted, value	$ 580,000
Subsequent Event [Member] | Forecasted stock-based comp expense [Member] | 2014 Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 1,000,000